Related parties	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related parties
27.	Related parties
Parent and ultimate controlling party
There is no single ultimate controlling party. The shares of the Company are widely held.
Transactions with key management personnel
Board members of the Company, executive officers and top managers of major Group’s entities are deemed to be key management personnel. There were no other transactions with key management personnel other than their respective compensation.
Key management personnel compensation
In addition to their salaries, the Company also provides
non-cash
benefits to board members and executive officers.
Executive officers also participate in the Company’s stock option and performance contingent restricted share unit and performance share unit plans and board members are entitled to deferred share units, as described in note 2
0
. Costs incurred for key management personnel in relation to these plans are detailed below.
Key management personnel compensation comprised:

	2021	2020

Short-term benefits	14,427	13,906

Post-employment benefits	793	704

Equity-settled share-based payment transactions	11,031	4,627

Cash-settled share-based payment transactions	-	1,086

	26,251	20,323